CONNECTICUT MUNICIPAL CASH TRUST
(A Portfolio of Federated Municipal Trust)
Institutional Service Shares

Supplement to Prospectus dated December 31, 1997

At the April 23, 1998 shareholder meeting, shareholders approved a change to the Fund's fundamental policy of investing in restricted securities. The policy is now non-fundamental and allows the Fund to invest, without limitation, in restricted securities which meet the Board of Trustees' guidelines for liquidity. Therefore, the Fund's policy on restricted securities is as follows:

            "The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid the Fund will limit their purchase, together with other illiquid securities, to 10% of its net assets."


                                          April 30, 1998


           Federated Investors

           Federated Securities Corp., Distributor

           Federated Investors Tower
           1001 Liberty Avenue
           Pittsburgh, PA 15222-3779
           1-800-341-7400
           www.federatedinvestors.com


           Cusip 314229105
           G00189-02 (4/98)





CONNECTICUT MUNICIPAL CASH TRUST
(A Portfolio of Federated Municipal Trust)
Institutional Service Shares

Supplement to Statement of Additional Information dated December 31, 1997

At the April 23, 1998 shareholder meeting, shareholders approved the following:

    Amend the policy on diversification of investments by removing any specific restrictions and limitations regarding diversification so that the Fund will be operated in accordance with Rule 2a-7; and

    Change the Fund's fundamental policy of investing in restricted securities to a non-fundamental policy allowing the Fund to invest, without limitation, in restricted securities which meet the Board of Trustees' guidelines for liquidity.



                                                       April 30, 1998

       Federated Investors

       Federated Securities Corp., Distributor

       Federated Investors Tower
       1001 Liberty Avenue
       Pittsburgh, PA 15222-3779
       1-800-341-7400
       www.federatedinvestors.com

             Cusip 314229105
      G00189-03 (4/98)




MASSACHUSETTS MUNICIPAL CASH TRUST
(A Portfolio of Federated Municipal Trust)
Boston 1784 Funds Shares
Institutional Service Shares


Supplement to Prospectuses dated December 31, 1997

At the April 23, 1998 shareholder meeting, shareholders approved a change to the Fund's fundamental policy of investing in restricted securities. The policy is now non-fundamental and allows the Fund to invest, without limitation, in restricted securities which meet the Board of Trustees' guidelines for liquidity. Therefore, the Fund's policy on restricted securities is as follows:

            "The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid the Fund will limit their purchase, together with other illiquid securities, to 10% of its net assets."






                                                April 30, 1998

            Federated Investors

            Federated Securities Corp., Distributor

            Federated Investors Tower
            1001 Liberty Avenue
            Pittsburgh, PA 15222-3779
            1-800-341-7400
            www.federatedinvestors.com

            Cusip 314229832
            Cusip 314229303
            G00194-05 (4/98)




MASSACHUSETTS MUNICIPAL CASH TRUST
(A Portfolio of Federated Municipal Trust)
Boston 1784 Funds Shares
Institutional Service Shares


Supplement to Statements of Additional Information dated December 31, 1997

At the April 23, 1998 shareholder meeting, shareholders approved the following:

    Amend the policy on diversification of investments by removing any specific restrictions and limitations regarding diversification so that the Fund will be operated in accordance with Rule 2a-7; and

    Change the Fund's fundamental policy of investing in restricted securities to a non-fundamental policy allowing the Fund to invest, without limitation, in restricted securities which meet the Board of Trustees' guidelines for liquidity.



                                                 April 30, 1998

    Federated Investors

    Federated Securities Corp., Distributor

    Federated Investors Tower
    1001 Liberty Avenue
    Pittsburgh, PA 15222-3779
    1-800-341-7400
    www.federatedinvestors.com


       Cusip 314229832
       Cusip 314229303
      G00194-06 (4/98)




PENNSYLVANIA MUNICIPAL CASH TRUST
(A Portfolio of Federated Municipal Trust)
Cash Series Shares
Institutional Shares
Institutional Service Shares


Supplement to Prospectuses dated December 31, 1997

At the April 23, 1998 shareholder meeting, shareholders approved a change to the Fund's fundamental policy of investing in restricted securities. The policy is now non-fundamental and allows the Fund to invest, without limitation, in restricted securities which meet the Board of Trustee's guidelines for liquidity. Therefore, the Fund's policy on restricted securities is as follows:

             "The Fund may invest in restricted securities. Restricted
            securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid the Fund will limit their purchase, together with other illiquid securities, to 10% of its net assets."



                                                April 30, 1998

            Federated Investors

            Federated Securities Corp., Distributor

            Federated Investors Tower
            1001 Liberty Avenue
            Pittsburgh, PA 15222-3779
            1-800-341-7400
            www.federatedinvestors.com


            Cusip 314229881
            Cusip314229717
            Cusip 314229204
            G00215-08 (4/98)




PENNSYLVANIA MUNICIPAL CASH TRUST
(A Portfolio of Federated Municipal Trust)
Cash Series Shares
Institutional Shares
Institutional Service Shares


Supplement to Statement of Additional Information dated December 31, 1997

At the April 23, 1998 shareholder meeting, shareholders approved the following:

    Amend the policy on diversification of investments by removing any specific restrictions and limitations regarding diversification so that the Fund will be operated in accordance with Rule 2a-7;

    Change the Fund's fundamental policy of investing in restricted securities to a non-fundamental policy allowing the Fund to invest, without limitation, in restricted securities which meet the Board of Trustees' guidelines for liquidity; and

    Remove the Fund's policy on portfolio trading.


                                                 April 30, 1998

    Federated Investors

    Federated Securities Corp., Distributor

    Federated Investors Tower
    1001 Liberty Avenue
    Pittsburgh, PA 15222-3779
    1-800-341-7400
    www.federatedinvestors.com


       Cusip 314229881
       Cusip 314229717
       Cusip 314229204
      G00215-09 (4/98)